Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Current and Deferred Taxes Related to Each Component of Other Comprehensive Income
(1)	Current and deferred taxes related to each component of other comprehensive income for the years ended December 31, 2017, 2018 and 2019 are as follows:

							(In millions of yen)

	2017			2018			2019
	Pretax	Tax	Post tax	Pretax	Tax	Post tax	Pretax	Tax	Post tax
Remeasurement of defined benefit plans	2,093	(488)	1,605	(169)	(29)	(198)	(1,134)	110	(1,024)
Foreign currency translation adjustments	3,751	(146)	3,605	(4,047)	372	(3,675)	(732)	418	(314)
Reclassification adjustments for foreign currency translation adjustments	(13)	—	(13)	(345)	—	(345)	(448)	—	(448)
Proportionate share of other comprehensive income of associates	106	(14)	92	(27)	(4)	(31)	8	(34)	(26)
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates	—	—	—	(12)	—	(12)	—	—	—
Net changes in fair value of equity instruments at FVOCI	—	—	—	(2,681)	735	(1,946)	3,799	(1,201)	2,598
Net changes in fair value of debt instruments at FVOCI	—	—	—	88	(28)	60	(7)	2	(5)
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI	—	—	—	10	—	10	1	—	1
Net change in fair value of available-for-sale financial assets	(3,339)	836	(2,503)	—	—	—	—	—	—
Reclassification adjustments for net change in fair value of available-for-sale financial assets	1,090	(343)	747	—	—	—	—	—	—

Total	3,688	(155)	3,533	(7,183)	1,046	(6,137)	1,487	(705)	782

Current and Deferred Taxes Related to Items Directly Charged or Credited to Equity
Current and deferred taxes related to items directly charged or credited to equity are as follows:

	(In millions of yen)

	2018	2019
Current tax:
Share issuance costs related to exercise of stock options	(3)	(1)
Share issuance costs related to Employee Stock Ownership Plan	(5)	—
Deferred tax:
Share issuance costs related to exercise of stock options	(20)	—
Issuance of convertible bonds	1,917	—

Total tax directly charged/(credited) to equity	1,889	(1)

Movements in Deferred Tax Assets and Deferred Tax Liabilities
The movement in deferred tax assets and deferred tax liabilities for the years ended December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	Beginning balance as of January 1, 2018	Adjustment on adoption of new accounting standards	Beginning balance as of January 1, 2018 (adjusted)	Amounts recorded under profit or loss	Amounts recognized under other comprehensive income	Other (1)	Ending balance as of December 31, 2018
Deferred tax assets:
Tax losses	259	—	259	172	—	(94)	337
Depreciation	2,260	—	2,260	1,991	—	20	4,271
Advances received	3,848	(423)	3,425	55	—	—	3,480
Deferred revenue	2,471	783	3,254	(117)	—	(2)	3,135
Restoration obligations for operating lease properties	215	—	215	151	—	(2)	364
Accrued bonuses	754	—	754	58	—	—	812
Allowance for doubtful accounts	377	—	377	33	—	(6)	404
Other accrued expenses	737	—	737	659	—	(13)	1,383
Accrued enterprise taxes	241	—	241	56	—	(1)	296
Available-for-sale financial assets	487	(487)	—	—	—	—	—
Financial assets at fair value through profit or loss	—	196	196	233	—	(6)	423
Financial assets at FVOCI	—	(541)	(541)	—	1,358	(2)	815
Share-based compensation	1,169	—	1,169	119	—	(1)	1,287
Post-employment benefits	1,184	—	1,184	222	(32)	(14)	1,360
Tax effect on investments in subsidiaries and associates	2,105	—	2,105	120	194	32	2,451
Other	1,020	267	1,287	597	—	(16)	1,868

Total	17,127	(205)	16,922	4,349	1,520	(105)	22,686

Deferred tax liabilities:
Available-for-sale financial assets	(1,027)	1,027	—	—	—	—	—
Financial assets at fair value through profit or loss	—	(207)	(207)	(137)	—	1	(343)
Financial assets at FVOCI	—	15	15	—	1	(45)	(29)
Tax effect on investments in subsidiaries and associates	—	—	—	(2,796)	146	(1)	(2,651)
Convertible bonds	—	—	—	52	—	(1,918)	(1,866)
Prepaid expenses	(356)	(140)	(496)	(247)	—	(5)	(748)
Intangible assets	(824)	—	(824)	432	24	8	(360)
Other	(1)	—	(1)	(58)	(1)	(25)	(85)

Total	(2,208)	695	(1,513)	(2,754)	170	(1,985)	(6,082)

(1)	Movements in others are mainly attributable to the issuance of convertible bonds with stock acquisition rights and changes in exchange rate for foreign currencies.

	(In millions of yen)

	Beginning balance as of January 1, 2019	Adjustment on adoption of new accounting standards (1)	Beginning balance as of January 1, 2019 (adjusted)	Amounts recorded under profit or loss	Amounts recognized under other comprehensive income	Other (2)	Ending balance as of December 31, 2019
Deferred tax assets:
Tax losses	337	—	337	303	—	4	644
Depreciation	4,271	—	4,271	4,023	—	—	8,294
Advances received	3,480	—	3,480	288	—	—	3,768
Deferred revenue	3,135	—	3,135	121	—	—	3,256
Restoration obligations for lease properties	364	—	364	235	—	(1)	598
Accrued bonuses	812	—	812	134	—	—	946
Loss allowance	404	—	404	(237)	—	—	167
Other accrued expenses	1,383	(347)	1,036	(239)	—	(7)	790
Accrued enterprise taxes	296	—	296	9	—	(11)	294
Financial assets at fair value through profit or loss	423	—	423	22	—	(2)	443
Financial assets at FVOCI	815	—	815	(71)	(411)	(2)	331
Share-based compensation	1,287	—	1,287	(32)	—	(1)	1,254
Post-employment benefits	1,360	—	1,360	232	110	(13)	1,689
Lease liabilities	—	9,642	9,642	3,001	—	1	12,644
Tax effect on investments in subsidiaries and associates	2,451	—	2,451	211	117	—	2,779
Other (3)	1,868	(11)	1,857	1,430	—	(5)	3,282

Total	22,686	9,284	31,970	9,430	(184)	(37)	41,179

Deferred tax liabilities:
Financial assets at fair value through profit or loss	(343)	—	(343)	(650)	—	(6)	(999)
Financial assets at FVOCI	(29)	—	(29)	—	(1,279)	8	(1,300)
Tax effect on investments in subsidiaries and associates	(2,651)	—	(2,651)	1,588	266	—	(797)
Convertible bonds	(1,866)	—	(1,866)	326	—	—	(1,540)
Prepaid expenses	(748)	—	(748)	111	—	—	(637)
Intangible assets	(360)	—	(360)	92	—	3	(265)
Right-of-use assets	—	(9,169)	(9,169)	(3,175)	—	—	(12,344)
Other	(85)	(102)	(187)	(86)	—	—	(273)

Total	(6,082)	(9,271)	(15,353)	(1,794)	(1,013)	5	(18,155)

(1)	Refer to Note 3 Significant Accounting Policies.
(2)	Movements in others are mainly attributable to the changes in exchange rate for foreign currencies.
(3)	Mainly consists of promotional virtual credits researve.

Deferred Tax Assets and Liabilities Reconcile to Amounts Presented in Consolidated Statements of Financial Position

Breakdown of Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits for which No Deferred Tax Assets Recognized
Below is a breakdown of the deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets were recognized:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Deductible temporary differences	40,242	99,326
Unused tax losses	57,990	63,714
Unused tax credits	48	249

Total	98,280	163,289

Breakdown of Unused Tax Losses by Expiry Date for which No Deferred Tax Assets Recognized
Below is a breakdown of the unused tax losses by expiry date for which no deferred tax assets were recognized:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Less than one year	1,112	1,268
Between one year and five years	3,725	7,012
Five years and more	34,812	48,156
No expiration date	18,341	7,278

Total	57,990	63,714

Breakdown of Unused Tax Credits by Expiry Date for which No Deferred Tax Assets Recognized
Below is a breakdown of unused tax credits by expiry date for which no deferred tax assets were recognized:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Less than one year	48	107
Between one year and five years	—	142
Five years and more	—	—
No expiration date	—	—

Total	48	249

Components of Income Tax Benefits/(Expenses)
(3)	The components of income tax expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

	(In millions of yen)

	2017	2018	2019
Current income tax:
Current income tax expenses (1)	(8,818)	(11,291)	(8,084)
Deferred tax:
Changes related to origination and reversal of temporary differences (2)	(1,107)	1,775	7,663
Changes in the tax rate (3)	3	(6)	37

Income tax expenses	(9,922)	(9,522)	(384)

(1)
Current income tax expenses include previously unrecognized tax benefits from tax loss carryforwards and deductible temporary differences. These benefits were 105 million yen, 55 million yen and 159 million yen for the years ended December 31, 2017, 2018 and 2019, respectively. In addition, current income tax expenses for the year ended December 31, 2018 include additional taxes charged of 2,215 million yen claimed to the Group’s Korean subsidiary.

(2)
These balances represent the deferred tax benefit or expense from the increase and decrease of temporary differences, the reversal of previously written-down deferred tax assets and write-downs of deferred tax assets. The Group had deferred tax benefits of 105 million yen, 68 million yen and 70 million yen for the years ended December 31, 2017, 2018 and 2019, respectively, due to the reversal of previously written-down deferred tax assets. The main reason for having negative amount of deferred tax for the year ended December 31, 2017 is because of the recognition of deferred tax liabilities due to the transfer of camera application business.

(3)
The statutory income tax rate was approximately 31.7% effective for the years ended December 31, 2017 and 2018, and approximately 31.5% effective from the year ending December 31, 2019. The Group measured deferred tax assets and deferred tax liabilities at the tax rates that are expected to apply to the period when the assets are realized or the liabilities are settled.

Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses